Share Based Payment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share premium [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (value) - Share based compensation	$ 40	$ 40
Non-Executive Directors [member] | Share premium [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (value) - Share based compensation	$ 40	$ 40
Number of common shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (shares) - Share based compensation	12,178	2,812
Number of common shares [member] | Non-Executive Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (shares) - Share based compensation	12,178	2,812